SEGMENT AND GEOGRAPHIC INFORMATION	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
SEGMENT AND GEOGRAPHIC INFORMATION
SEGMENT AND GEOGRAPHIC INFORMATION

15. SEGMENT AND GEOGRAPHIC INFORMATION

We provide a broad array of orthopedic rehabilitation and regeneration products, as well as surgical implants to customers in the United States and abroad.

During the first quarter of 2011, we changed the name of our Bracing and Supports Segment to Bracing and Vascular Segment to reflect the addition of our recent acquisitions, which have increased our focus on the vascular market. This segment also includes the U.S. results of operations attributable to Dr. Comfort, ETI and Circle City, from their respective dates of acquisition (see Note 2). This change had no impact on previously reported segment information.

We currently develop, manufacture and distribute our products through the following four operating segments:

Bracing and Vascular Segment

Our Bracing and Vascular Segment, which generates its revenues in the United States, offers our rigid knee bracing products, orthopedic soft goods, cold therapy products, vascular systems, and compression therapy products, primarily under our DonJoy, ProCare and Aircast brands. The U.S. results of our recent Circle City and ETI acquisitions are included within this segment. This segment also includes our OfficeCare business, through which we maintain an inventory of soft goods and other products at healthcare facilities, primarily orthopedic practices, for immediate distribution to patients. In addition, included within this segment is our newly acquired Dr. Comfort business, which develops and manufactures therapeutic footwear and related medical and comfort products serving the diabetes care market in podiatry practices, orthotic and prosthetic centers, home medical equipment providers and independent pharmacies.

Recovery Sciences Segment

Our Recovery Sciences Segment, which generates its revenues in the United States, is divided into four main businesses:

•                  Empi.  Our Empi business unit offers our home electrotherapy, iontophoresis, and home traction products. We primarily sell these products directly to patients or to physical therapy clinics. For products sold to patients, we arrange billing to the patients and their third party payors.

•                  Regeneration.  Our Regeneration business unit primarily sells our bone growth stimulation products. We sell these products either directly to patients or to independent distributors. For products sold to patients, we arrange billing to the patients and their third party payors.

•                  Chattanooga.  Our Chattanooga business unit offers products in the clinical rehabilitation market in the categories of clinical electrotherapy devices, clinical traction devices, and other clinical products and supplies such as treatment tables, continuous passive motion (CPM) devices and dry heat therapy.

•                  Athlete Direct.  Our Athlete Direct business unit offers consumers ranging from fitness enthusiasts to competitive athletes our Compex electrostimulation device, which is used in athletic training programs to aid muscle development and to accelerate muscle recovery after training sessions.

International Segment

Our International Segment, which generates most of its revenues in Europe, sells all of our products and certain third party products through a combination of direct sales representatives and independent distributors.

Surgical Implant Segment

Our Surgical Implant Segment, which generates its revenues in the United States, develops, manufactures and markets a wide variety of knee, hip and shoulder implant products that serve the orthopedic reconstructive joint implant market.

Information regarding our reportable business segments is presented below (in thousands). Segment results exclude the impact of amortization of intangible assets, certain general corporate expenses and charges related to various integration activities, as defined by management. The accounting policies of the reportable segments are the same as the accounting policies of the Company. We allocate resources and evaluate the performance of segments based on net sales, gross profit, operating income and other non-GAAP measures as defined. We do not allocate assets to reportable segments because a significant portion of our assets are shared by segments.

	Three Months Ended		Six Months Ended
	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010
Net sales:
Bracing and Vascular Segment	$102,056	$78,915	$180,235	$153,931
Recovery Sciences Segment	86,221	87,273	171,379	171,477
International Segment	73,083	61,125	142,948	125,019
Surgical Implant Segment	16,426	15,214	32,935	32,176
	$277,786	$242,527	$527,497	$482,603

Gross profit:
Bracing and Vascular Segment	$53,909	$43,983	$96,596	$85,344
Recovery Sciences Segment	65,509	66,409	130,263	129,020
International Segment	42,355	37,671	81,904	75,400
Surgical Implant Segment	11,653	10,813	23,541	24,275
Expenses not allocated to segments and eliminations	(6,730)	(914)	(9,053)	(3,355)
	$166,696	$157,962	$323,251	$310,684

Operating income:
Bracing and Vascular Segment	$21,099	$17,605	$35,495	$33,240
Recovery Sciences Segment	23,821	29,466	47,500	54,479
International Segment	15,864	15,717	29,067	31,035
Surgical Implant Segment	1,060	1,396	1,403	4,144
Expenses not allocated to segments and eliminations	(54,601)	(48,215)	(94,303)	(89,358)
	$7,243	$15,969	$19,162	$33,540

Geographic Area

Following are our net sales by geographic area, based on location of customer (in thousands):

	Three Months Ended		Six Months Ended
	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010
Net sales:
United States	$204,703	$175,240	$384,495	$347,744
Germany	24,291	18,249	47,491	39,321
Other Europe, Middle East and Africa	34,648	25,796	62,337	51,602
Asia Pacific	3,603	6,914	9,288	13,147
Other	10,541	16,328	23,886	30,789
	$277,786	$242,527	$527,497	$482,603

21.          SEGMENT AND GEOGRAPHIC INFORMATION

We provide a broad array of orthopedic rehabilitation and regeneration products, as well as surgical implants to customers in the United States and abroad. In the second quarter of 2010, we changed how we report our segment financial information to senior management. Prior to the second quarter of 2010, our Recovery Sciences and Bracing and Supports Segments were reported together as the Domestic Rehabilitation Segment. During the second quarter, as a result of our recent sales and marketing leadership reorganization, these businesses are now separately evaluated and managed. Segment information for all periods presented has been restated to reflect this change. We currently develop, manufacture and distribute our products through the following four operating segments:

Recovery Sciences Segment

Our Recovery Sciences Segment, which generates its revenues in the United States, is divided into four main businesses:

•                  Empi.  Our Empi business unit offers our home electrotherapy, iontophoresis, and home traction products. We primarily sell these products directly to patients or to physical therapy clinics. For products sold to patients, we arrange billing to the patients and their third party payors.

•                  Regeneration.  Our Regeneration business unit primarily sells our bone growth stimulation products. We sell these products either directly to patients or to independent distributors. For products sold to patients, we arrange billing to the patients and their third party payors.

•                  Chattanooga.  Our Chattanooga business unit offers products in the clinical rehabilitation market in the categories of clinical electrotherapy devices, clinical traction devices, and other clinical products and supplies such as treatment tables, continuous passive motion (CPM) devices and dry heat therapy.

•                  Athlete Direct.  Our Athlete Direct business unit offers consumers ranging from fitness enthusiasts to competitive athletes our Compex electrostimulation device, which is used in athletic training programs to aid muscle development and to accelerate muscle recovery after training sessions.

Bracing and Supports Segment

Our Bracing and Supports Segment, which generates its revenues in the United States, offers our DonJoy, ProCare and Aircast products, including rigid knee bracing, orthopedic soft goods, cold therapy products, and vascular systems. This segment also includes our OfficeCare business, through which we maintain an inventory of soft goods and other products at healthcare facilities, primarily orthopedic practices, for immediate distribution to patients.

International Segment

Our International Segment, which generates most of its revenues in Europe, sells all of our products and certain third party products through a combination of direct sales representatives and independent distributors.

Surgical Implant Segment

Our Surgical Implant Segment develops, manufactures and markets a wide variety of knee, hip and shoulder implant products that serve the orthopedic reconstructive joint implant market in the United States.

We sell our Recovery Sciences, Bracing and Supports, and International Segment products through a variety of distribution channels. We sell our home therapy products to wholesale customers and directly to patients. We recognize wholesale revenue when we ship our products to our wholesale customers. We recognize home therapy retail revenue, both rental and purchase, when our product has been dispensed to the patient and the patient’s insurance has been verified. We recognize revenue for product shipped directly to the patient at the time of shipment. For retail products that are sold from our inventories consigned at clinic locations, we recognize revenue when we receive notice that the device has been prescribed and dispensed to the patient and the insurance has been verified or preauthorization from the insurance company has been obtained, when required.

We sell our DonJoy products through a network of independent sales representatives. We record revenues from sales made by sales representatives, who are paid commissions, when the product is shipped to the customer. For certain of our other products, we sell directly to the patient and bill a third party payor, if applicable, on behalf of the patient.

We sell our ProCare, Aircast and clinical rehabilitation products to distributors. We record revenue at the time product is shipped to the distributor. Distributors take title to the products, assume credit and product obsolescence risks, must pay within specified periods regardless of when they sell or use the products and have no price protection except for distributors who participate in our rebate program.

We sell our products to customers outside the United States through wholly owned subsidiaries or independent distributors. We record revenue from sales to distributors at the time product is shipped to the distributor. Our international distributors take title to the products, assume credit and product obsolescence risks, must pay within specified periods regardless of when they sell the products and have no price protection. We record revenue from sales made by our wholly owned subsidiaries at the time product is shipped to the customer.

We sell our Surgical Implant Segment products through a network of independent sales representatives. We record revenues from sales made by sales representatives, who are paid commissions at the time the product is used in a surgical procedure (implanted in a patient) and a purchase order is received from the hospital. We include amounts billed to customers for freight in revenue.

Information regarding our reportable business segments is presented in the table below (in thousands). The accounting policies of the reportable segments are the same as the accounting policies of the Company. We allocate resources and evaluate the performance of segments based on net sales, gross profit, operating income and other non-GAAP measures, as defined. Moreover, we do not allocate assets to reportable segments because a significant portion of assets are shared by the segments.

	Year Ended December 31,
	2010	2009	2008
Net sales:
Recovery Sciences Segment	$347,139	$342,026	$338,592
Bracing and Supports Segment	311,620	298,759	295,967
International Segment	244,493	241,464	252,313
Surgical Implant Segment	62,721	63,877	61,597
Consolidated net sales	$965,973	$946,126	$948,469

Gross profit:
Recovery Sciences Segment	$265,196	$257,466	$248,719
Bracing and Supports Segment	170,786	168,009	155,021
International Segment	143,562	137,142	151,901
Surgical Implant Segment	46,031	49,799	50,469
Expenses not allocated to segments and eliminations	(4,872)	(5,009)	(7,818)
Consolidated gross profit	$620,703	$607,407	$598,292

Operating income:
Recovery Sciences Segment	$117,656	$107,157	$84,780
Bracing and Supports Segment	68,058	70,805	53,776
International Segment	7,121	12,955	12,815
Surgical Implant Segment	56,356	49,051	55,295
Expenses not allocated to segments and eliminations	(161,311)	(161,111)	(173,325)
Consolidated operating income	$87,880	$78,857	$33,341

(1)         Segment results exclude the impact of amortization and impairment of intangible assets, impairment of assets held for sale, certain general corporate expenses, and charges related to various integration activities, as defined by management.

Geographic Area

Following are our net sales by geographic area (in thousands):

	Year Ended December 31,
	2010	2009	2008

United States	$718,601	$704,954	$696,156
Germany	74,441	74,185	65,228
Other Europe, Middle East, and Africa	98,502	110,140	143,018
Asia Pacific	20,426	15,541	12,595
Other	54,003	41,306	31,472
	$965,973	$946,126	$948,469

Net sales are attributed to countries based on location of customer. For the years ended December 31, 2010, 2009 and 2008, no individual customer or distributor accounted for 10% or more of total annual net sales.

Following are our long-lived assets by geographic area (in thousands):

	December 31, 2010	December 31, 2009
United States	$2,260,573	$2,367,143
International	160,982	141,160
	$2,421,555	$2,508,303